Financial Risk Management (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Financial Instruments [Abstract]
Summary of Maturity Profile of Group Financial Liabilities Based on Contractual Undiscounted Payments

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Payments related to foreign currency are included at the exchange rates applicable as at June 30, 2023.

		Less than	3 - 12	More than
	On demand	3 months	months	1 year	Total

As at June 30, 2023
Trade and other payables	—	17,903	—	—	17,903
Share based payment liabilities	2,763	43	130	15	2,951
Lease liability	—	15	48	24	87
Derivative warrant liabilities	7,727	—	—	—	7,727
Derivative earnout liability	—	—	—	7,553	7,553
Total financial liabilities	10,490	17,961	178	7,592	36,221